PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, Cost	$ 36,722	$ 46,884
Accumulated depreciation	32,330	43,019
Depreciated cost	4,392	3,865
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	22,105	31,003
Accumulated depreciation	20,356	29,312
Office Furniture And Equipment [Member]
Property, plant and equipment, Cost	12,336	12,259
Accumulated depreciation	10,599	10,951
Leasehold Improvements [Member]
Property, plant and equipment, Cost	2,281	3,622
Accumulated depreciation	$ 1,375	$ 2,756